Amplify Video Game Leaders ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 92.7%	Shares		Value
Communication Services - 43.2% (a)
Bilibili, Inc. - Class Z (b)	52,760		$ 886,055
Electronic Arts, Inc.	8,365		1,715,160
International Games System Co. Ltd.	40,000		990,693
Konami Group Corp.	8,013		870,941
Meta Platforms, Inc. - Class A	6,686		3,766,157
NetEase, Inc. - ADR	7,566		969,507
Nintendo Co. Ltd.	42,731		1,791,797
ROBLOX Corp. - Class A (b)	21,852		1,188,312
Take-Two Interactive Software, Inc. (b)	4,481		1,120,160
Tencent Holdings Ltd.	65,170		3,571,778
VK IPJSC - GDR (b)(c)(d)	21,975		0
			16,870,560

Consumer Discretionary - 14.5%
Aristocrat Leisure Ltd.	25,482		1,081,655
Bandai Namco Holdings, Inc.	41,770		972,513
Sea Ltd. - ADR (b)	18,920		1,813,103
Sony Group Corp.	90,500		1,826,427
			5,693,698

Information Technology - 35.0% (a)
Advanced Micro Devices, Inc. (b)	7,781		4,520,061
AppLovin Corp. - Class A (b)	3,608		1,858,950
Asustek Computer, Inc.	39,000		856,968
Microsoft Corp.	4,542		1,694,257
NVIDIA Corp.	18,549		3,711,469
Unity Software, Inc. (b)	35,573		1,016,676
			13,658,381
TOTAL COMMON STOCKS (Cost $32,413,818)			36,222,639

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.2%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (e)	2,793,022		2,793,022
TOTAL MONEY MARKET FUNDS (Cost $2,793,022)			2,793,022

TOTAL INVESTMENTS - 99.9% (Cost $35,206,840)			39,015,661
Other Assets in Excess of Liabilities - 0.1%		0.00064	25,098
TOTAL NET ASSETS - 100.0%			$ 39,040,759

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2026, the value of these securities total $0 or 0.0% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Video Game Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 36,222,639	$ –	$ 0	$ 36,222,639
Money Market Funds	2,793,022	–	–	2,793,022
Total Investments	$ 39,015,661	$ –	$ 0	$ 39,015,661

Refer to the Schedule of Investments for further disaggregation of investment categories.